497(e)
                                                                      333-142453

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 28, 2008 TO THE CURRENT PROSPECTUS FOR MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced prospectus and statement of additional information, dated May 1, 2008 (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

1. PORTFOLIO NAME CHANGES

   Effective on or about December 1, 2008, the following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name      New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value   EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGES

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Investment options", replacing information shown in the Prospectus:

  ---------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust                                                               Investment Manager (or Sub-Adviser(s), as
  Portfolio Name               Objective                                          applicable)
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ/International Core PLUS   Seeks to achieve long-term growth of capital.      o AXA Equitable
                                                                                  o Hirayama Investments, LLC
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wentworth Hauser and Violich, Inc.
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS     Seeks to provide long-term capital growth.         o AXA Equitable
                                                                                  o Marsico Capital Management, LLC
                                                                                  o SSgA Funds Management, Inc.
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      Seeks to achieve capital appreciation.             o AXA Equitable
                                                                                  o AllianceBernstein L.P.
  ---------------------------------------------------------------------------------------------------------------------------------
  EQ/Mid Cap Value PLUS        Seeks to achieve long-term capital appreciation.   o AXA Equitable
                                                                                  o SSgA Funds Management, Inc.
                                                                                  o Wellington Management Company LLP
  ---------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (The Portfolio is listed below under its new name.) In addition, the Prospectus indicates that a portion of the brokerage commissions of EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) are used to reduce this portfolio's expenses. This statement, as it pertains to this Portfolio is deleted from the Prospectus.

(12/08)                                                                (12/08)
IF (AR)                                                                 x02269

  Effective January 1, 2009, the Program expense charge will no longer be deducted from the value in the Portfolios on a daily basis, and the charges in the table below under "Program related expenses" will no longer be included in calculating the expenses of the Portfolios. Please see the December 1, 2008 supplement to the Prospectus for more information.

  ------------------------------------------------------------------------------------------------------------------
                                                             TRUST RELATED EXPENSES
  ------------------------------------------------------------------------------------------------------------------
                                                             Acquired        Total          Fee        Net Total
                                                            Fund Fees       Annual        waivers       Annual
                                                              and          Expenses       and/or       Expenses
                                                            Expenses       (Before       Expense       (After
                                       12b-1      Other    (Underlying      Expense     Reimburse-      Expense
     Portfolio Name         Fees        Fee     Expenses   Portfolios)   Limitations)      ments     Limitations)
  ------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
  ------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS   0.46%      0.25%      0.16%        --           0.87%           --          0.87%
  ------------------------------------------------------------------------------------------------------------------

  ------------------------------------------------------------------------------------
                                          PROGRAM RELATED EXPENSES
  ------------------------------------------------------------------------------------
                              Program                                       Net
                              Expense     Other                 Total      Total
     Portfolio Name            Charge    Expenses     Total    Expenses   Expenses
  ------------------------------------------------------------------------------------
  EQ Advisors Trust:
  ------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS       1.00%      0.07%      1.07%      1.94%      1.94%

  The following information is added under "Example" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (The Portfolio is listed under its new name.)

  -------------------------------------------------------------------------------------------------------------------------
                           If you surrender or do not surrender your contract         If you annuitize at the end of the
                              at the end of the applicable time period                     applicable time period
  -------------------------------------------------------------------------------------------------------------------------
  Portfolio Name              1 year    3 years    5 years    10 years             1 year    3 years    5 years    10 years
  -------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  -------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS      $237      $677      $1,141      $2,415               $587     $1,027     $1,491     $2,765
  -------------------------------------------------------------------------------------------------------------------------

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR RETIREMENT INVESTMENT ACCOUNT(R)
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced prospectus and statement of additional information dated May 1, 2008 (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.


CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")


1.  PORTFOLIO NAME CHANGES

    Effective on or about December 1, 2008, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.

    ----------------------------------------------------------------------------
    Existing Portfolio Name                   New Portfolio Name
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Large Cap Growth     EQ/Large Cap Growth Index
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Quality Bond         EQ/Quality Bond PLUS
    ----------------------------------------------------------------------------
    EQ/AllianceBernstein Value                EQ/Large Cap Value PLUS
    ----------------------------------------------------------------------------
    EQ/FI Mid Cap                             EQ/Mid Cap Index
    ----------------------------------------------------------------------------

2.  PORTFOLIO SUB-ADVISER CHANGES

    Certain Portfolios' Sub-Adviser(s) will also change. Effective on or about December 1, 2008, the Portfolios listed below will have the Sub-Advisers listed in the table below. (Portfolios whose names are changing are listed below under their new names.) AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "RIA features and benefits", replacing information shown in the Prospectus:

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s),
Portfolio Name                 Objective                                                  as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/International Core PLUS     Seeks to achieve long-term growth of capital.              o AXA Equitable
                                                                                          o Hirayama Investments, LLC
                                                                                          o SSgA Funds Management, Inc.
                                                                                          o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Core PLUS         Seeks to achieve long-term growth of capital with a        o AXA Equitable
                               secondary objective to seek reasonable current income.     o Institutional Capital LLC
                               For purposes of this Portfolio, the words "reasonable      o SSgA Funds Management, Inc.
                               current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth PLUS       Seeks to provide long-term capital growth.                 o AXA Equitable
                                                                                          o Institutional Capital LLC
                                                                                          o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Value PLUS        Seeks to achieve capital appreciation.                     o AXA Equitable
                                                                                          o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Index               Seeks to achieve long-term growth of capital.              o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(11/08)                                                                  (11/08)
NB/IF (AR)                                                                x02270

------------------------------------------------------------------------------------------------------------------------------------
EQ/Mid Cap Value PLUS       Seeks to achieve long-term capital appreciation.         o AXA Equitable
                                                                                     o SSgA Funds Management, Inc.
                                                                                     o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ/Quality Bond PLUS        Seeks to achieve high current income consistent with     o AllianceBernstein L.P.
                            moderate risk to capital.                                o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------

3.   FEE TABLE

    The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) and EQ/Large Cap Growth Index (formerly EQ/AllianceBernstein Large Cap Growth) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios is deleted from the Prospectus.


------------------------------------------------------------------------------------------------------------------------------------
                                                                   TRUST RELATED EXPENSES
                              ------------------------------------------------------------------------------------------------------
                                                                   Acquired Fund   Total Annual                       Net Total
                                                                     Fees and        Expenses       Fee Waivers        Annual
                                                                     Expenses        (Before      and/or Expense      Expenses
                                Management     12b-1    Other      (Underlying       Expense        Reimburse-     (After Expense
 Portfolio Name                    Fees        Fees    Expenses     Portfolios)     Limitations)        ments        Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Large Cap Growth Index        0.35%        0.25%     0.13%         --              0.73%           --               0.73%
 EQ/Large Cap Value PLUS          0.46%          --      0.16%         --              0.62%           --               0.62%
 EQ/Mid Cap Index                 0.35%        0.25%     0.12%         --              0.72%           --               0.72%
 EQ/Quality Bond PLUS             0.40%          --      0.19%         --              0.59%           --               0.59%
------------------------------------------------------------------------------------------------------------------------------------


The following information replaces the information shown under "Example" in the Prospectus. (Portfolios whose names are changing are listed below under their new names.)


------------------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your contract        If you annuitize at the        If you do not surrender your
                                       at the end of the                    the end of the             contract at the end of the
                                     applicable time period             applicable time period           applicable time period
                                 1       3        5     10         1       3        5        10          1      3       5      10
 Portfolio Name                year    years    years  years      year   years    years     years      year   years   years   years
------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Large Cap Growth Index      $816   $1,157   $1,509   $2,239    $373   $785    $1,220    $2,414      $198   $610   $1,045  $2,239
EQ/Large Cap Value PLUS        $806   $1,124   $1,453   $2,117    $362   $751    $1,161    $2,292      $187   $576   $  986  $2,117
EQ/Mid Cap Index               $815   $1,154   $1,504   $2,228    $372   $782    $1,215    $2,403      $197   $607   $1,040  $2,228
EQ/Quality Bond PLUS           $808   $1,130   $1,463   $2,140    $364   $757    $1,172    $2,315      $189   $582   $  997  $2,140
------------------------------------------------------------------------------------------------------------------------------------

Retirement Investment Account(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by affiliate AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104.

   Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

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